Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.39%
Alabama–5.66%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$2,560,588

Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	290	258,755

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,296,164

Black Belt Energy Gas District (The);
Series 2023 A, RB(b)	5.25%	10/01/2030	5,000	5,292,805

Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,374,339

Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	165	157,248

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,591,639

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	9,037,642

Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,440,372

Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,232,956

Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	7,923,177

Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	20,906,458

Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	20,707,296

Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,684,755

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,023,995

Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	190,964

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	7,895	7,748,680

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,377,837

Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	7,000	7,250,961

				136,056,631

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	1,560

Arizona–1.32%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	682,427

Series 2017 A, Ref. RB	5.00%	07/01/2047	925	930,780

Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,003,534

Series 2018 A, Ref. RB	5.00%	07/01/2038	500	509,621

Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	1,809,374

Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,132,152

Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB(e)	5.00%	05/01/2048	1,100	660,000

Series 2018, RB(e)	5.00%	05/01/2051	1,000	600,000

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	605,156

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,823,299

Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	273	261,266

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	82,589

Series 2017 C, RB	5.00%	07/01/2048	145	147,342

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(f)	5.00%	07/01/2049	800	706,644

Series 2019, Ref. RB(f)	5.00%	07/01/2054	600	520,416

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	174,006

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	405	380,539

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,197,323

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	$2,765	$2,553,787

Series 2019, RB	4.00%	07/01/2044	6,855	6,659,517

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,590	1,549,808

Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	571,746

Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,049,934

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	809,610

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	181,153

Series 2019, RB	5.25%	07/01/2049	240	213,237

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	725	624,233

Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	106,202

Series 2007, RB	5.00%	12/01/2032	3,000	3,131,672

				31,677,367

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,004,052

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000

				3,484,052

California–9.39%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,700,522

California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,595,596

Series 2018, GO Bonds	5.00%	10/01/2047	13,500	14,044,869

Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,153,557

Series 2020, GO Bonds	4.00%	03/01/2050	2,600	2,563,387

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,666,048

Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,309,073

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,399,390

Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,257,828

California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	21,739,618

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	10	10,165

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,608,406

Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,332,958

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,450	2,450,068

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,388,291

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,350,296

Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,062,132

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	165	163,884

Series 2019 A-2, RB	4.00%	03/20/2033	7,099	6,857,097

California (State of) Housing Finance Agency (Social Certificates); Series 2023 1, RB	4.38%	09/20/2036	3,500	3,461,142

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,411,919

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	850	872,262

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2032	1,450	1,474,112

Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2033	885	899,642

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	$170	$184,639

Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,073,921

Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	17,064,215

Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	2,750	2,760,379

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,159,037

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 I, RB	5.00%	05/15/2048	3,000	3,289,772

Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,267,514

Los Angeles Department of Water & Power Water System Revenue; Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,759,173

Los Angeles Unified School District (Sustainability Bonds); Series 2022, GO Bonds	5.25%	07/01/2047	5,000	5,633,832

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	12,030,401

Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,438,040

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,268,599

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,521,581

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	861,562

Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2046	2,575	2,738,376

Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,806,409

Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,214,951

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,310,293

Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	16,174,465

Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	1,949,492

Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB (LOC - Barclays Bank PLC)(f)(j)(k)	2.75%	04/01/2043	1,000	1,000,000

Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	2,000	2,033,452

Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(h)	0.00%	08/01/2044	8,990	3,330,004

				225,642,369

Colorado–4.17%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,638,446

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	1,909,749

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	583,532

Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,038,449

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019, Ref. RB	4.00%	11/15/2043	2,000	1,948,036

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,318,092

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,801,301

Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	13,041,946

Series 2022 B, RB	5.00%	11/15/2047	6,250	6,795,083

Series 2022 B, RB	5.25%	11/15/2053	8,000	8,787,911

Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,732,876

E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(h)	0.00%	09/01/2025	125	115,457

Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	7,000	7,405,984

Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,698,086

Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	887	843,722

Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,225,886

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,075	2,012,778

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(a)(b)	5.63%	12/01/2023	710	737,442

Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,595,538

Series 2008, RB	6.50%	11/15/2038	11,740	13,745,858

Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	6,165	6,286,165

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)(f)	5.00%	12/01/2023	$103	$103,735

Series 2013, Ref. GO Bonds(a)(b)(f)	5.13%	12/01/2023	250	251,751

Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,565,342

				100,183,165

Connecticut–0.88%
Connecticut (State of); Series 2020 A, RB	4.00%	05/01/2039	1,000	1,005,874

Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2050	1,100	999,092

Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,552,002

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,470,029

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(g)	5.13%	10/01/2036	500	60,000

Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	673,493

Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,505,363

				21,265,853

District of Columbia–2.35%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	15	15,011

Series 2020 A, RB	4.00%	03/01/2045	4,335	4,273,779

District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	4,260	4,385,547

Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	13,797,743

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,160,912

Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	24,865,646

				56,498,638

Florida–6.64%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,680,461

Amelia Concourse Community Development District; Series 2007, RB(e)(g)	5.75%	05/01/2038	1,510	1,464,700

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	130	130,032

Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,899,208

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,470,847

Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,745,178

Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,137,604

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	435,683

Series 2019 A, RB	5.00%	12/15/2054	320	302,608

Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	245,206

Series 2018 A, RB(f)	5.38%	06/15/2048	480	436,182

Chapel Creek Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2038	1,990	1,333,300

Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(e)(g)(l)	5.50%	05/01/2037	826	470,787

Creekside Community Development District; Series 2006, RB(e)(g)	5.20%	05/01/2038	2,280	1,071,600

East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	350,219

Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	9,385	9,394,623

Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	27,300

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	80	80,026

Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	220	147,400

Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	5,055,471

Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	20	20,219

Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	166,860

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	500,865

Series 2018 A, RB(f)	5.75%	07/15/2053	600	558,705

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	$3,000	$3,014,334

Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	3,943,970

Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,030	1,030,388

Magnolia Creek Community Development District; Series 2007 A, RB(e)	5.90%	05/01/2039	195	99,600

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	70	70,454

Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,913,100

Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(h)	0.00%	10/01/2042	6,925	2,946,681

Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,020,636

Series 2019 B, RB (INS - BAM)(d)	4.00%	10/01/2049	17,745	17,302,798

Series 2021, RB (INS - BAM)(d)	4.00%	10/01/2051	5,000	4,856,681

Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,565,808

Series 2020 A, RB	4.00%	07/01/2050	5,000	4,742,663

Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,196,527

Naturewalk Community Development District; Series 2007 A, RB(e)(g)	5.50%	05/01/2038	335	107,200

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	8,882,617

Orlando (City of), FL; Series 2008, RB (INS - AGC)(d)	5.50%	11/01/2038	130	130,187

Orlando (City of), FL Utilities Commission;
Series 2015 B, Ref. VRD RB(j)	3.52%	10/01/2039	5,000	5,000,000

Series 2018 A, RB	5.00%	10/01/2038	3,000	3,194,224

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,081,938

Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	385	385,241

Series 2011, RB	5.63%	05/01/2042	1,000	1,000,643

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	642,071

Reunion East Community Development District;
Series 2002 A-2, RB(e)(g)	7.38%	05/01/2033	860	9

Series 2005, RB(e)(g)	5.80%	05/01/2036	810	8

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,006

South Bay Community Development District;
Series 2005 A, RB(e)(g)	5.95%	05/01/2036	1,645	16

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,620	1,611,909

Series 2005 A-2, Ref. RB(e)(g)	6.60%	05/01/2036	1,095	547,500

Series 2005 B-2, Ref. RB(e)(g)	6.60%	05/01/2025	935	467,501

Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	139,722

Series 2020 A, RB(h)	0.00%	09/01/2034	880	560,479

Series 2020 A, RB(h)	0.00%	09/01/2035	750	453,073

Series 2020 A, RB(h)	0.00%	09/01/2036	850	484,878

Series 2020 A, RB(h)	0.00%	09/01/2037	825	442,527

Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	535,187

Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	481,742

Villages of Avignon Community Development District (The); Series 2007 A, RB(e)(g)	5.40%	05/01/2037	250	12,500

Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,400	3,400,576

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,665	1,667,080

Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	146	94,676

Series 2007 B, RB(g)(h)	0.00%	11/01/2028	853	522,734

West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	2,900	2,901,763

Series 2005 A-2, RB(e)(g)	5.75%	05/01/2036	2,925	1,696,500

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	395	395,098

Westside Community Development District; Series 2019 2, RB(e)	5.65%	05/01/2037	525	350,927

Zephyr Ridge Community Development District; Series 2006 A, RB(e)(g)	5.63%	05/01/2037	979	489,330

				159,523,586

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–1.51%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	$565	$437,134

Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,914,875

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,096,552

Series 2018 A, RB	6.00%	12/01/2038	2,260	2,138,020

Series 2018 A, RB	6.25%	12/01/2048	5,565	5,177,677

Series 2018 A, RB	6.50%	12/01/2053	3,205	3,031,026

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,044,795

Series 2019, RB	4.00%	07/01/2049	11,150	10,267,287

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	1,780,969

Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,029,579

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	788,733

Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,033,304

Series 2018 A-1, RB	6.38%	12/01/2053	1,030	862,127

Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	631,150

				36,233,228

Guam–0.17%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,473,386

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,506,485

				3,979,871

Illinois–7.62%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(d)	4.00%	01/01/2042	6,000	5,904,718

Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,558,228

Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,060,327

Series 2017 D, RB	5.00%	01/01/2052	3,000	3,064,301

Series 2018 B, RB	5.00%	01/01/2048	10,000	10,388,537

Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,125,015

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	915	858,897

Series 1999 A, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	1,405	1,318,854

Series 2016, RB	6.00%	04/01/2046	4,300	4,499,686

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	801,915

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,389,979

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,058,260

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,269,210

Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,137,098

Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,857

Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,201,055

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,386,009

Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - BAM)(d)	7.13%	06/01/2024	1,105	1,118,184

Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	287	282,095

Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	03/01/2035	2,000	2,011,601

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	690	619,010

Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(e)	5.50%	12/01/2027	2,225	2,038,656

Series 2007 A, Ref. GO Bonds(e)	5.63%	12/01/2032	1,000	916,250

Series 2008, RB	6.88%	08/01/2028	2,685	2,442,606

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	$2,000	$2,019,173

Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,530,073

Series 2016, GO Bonds (INS - BAM)(d)	4.00%	06/01/2041	5,000	4,839,984

Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,192,207

Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,725,742

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,012,402

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,197,992

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	796,094

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,399,221

Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,095,388

Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,462,265

Illinois (State of) Housing Development Authority (Social Bonds); Series 2022 D, VRD RB (CEP - GNMA)(j)	3.55%	04/01/2045	11,360	11,360,000

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, RB (INS - AGM)(d)	5.50%	12/15/2023	360	361,404

Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,338,089

Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,645,134

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,024,434

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,619,962

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,455	1,528,181

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2030	245	257,593

Illinois (State of) Toll Highway Authority;
Series 2020 A, RB	5.00%	01/01/2045	21,090	22,430,647

Series 2021 A, RB	4.00%	01/01/2046	7,785	7,501,875

Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,015,158

Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,110,453

Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,426,890

Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,859	1,860,317

Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,008,982

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	365	350,663

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,276,201

Southwestern Illinois Development Authority; Series 2006, RB(e)	5.63%	11/01/2026	890	667,500

Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	229,239

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	147,368

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	174,658

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	945	1,033,639

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	690	752,418

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	615	669,404

Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,754,244

				183,286,342

Indiana–0.51%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,555	2,907,116

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,659,566

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,709,955

				12,276,637

Iowa–0.92%
Iowa (State of) Finance Authority; Series 2007, RB(e)	5.90%	12/01/2028	400	1,040

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,775,473

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	7,872,902

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,685,444

Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,333,552

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	100	98,329

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	$5,190	$5,300,304

Xenia (City of), IA Rural Water District; Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	1,000	1,069,106

				22,136,150

Kentucky–2.51%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2032	5,480	5,671,152

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2033	11,525	11,877,278

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2034	5,000	5,123,722

Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,621,922

Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,618,670

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,603,097

Series 2018, RB	5.00%	05/01/2036	1,170	1,241,415

Series 2018, RB	5.00%	05/01/2037	4,605	4,853,871

Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	14,610,594

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,030,557

Springfield (City of), KY (St. Catharine College); Series 2004, Ref. RB(e)(g)	5.75%	10/01/2035	15	38

				60,252,316

Louisiana–0.94%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	3,260

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,583,295

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	335,750

Series 2017, Ref. RB	5.00%	07/01/2033	300	255,000

Series 2017, Ref. RB	5.00%	07/01/2037	345	293,250

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,611,343

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,309,535

Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	50,006

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,270,245

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2043	700	732,574

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	1,280	1,330,811

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,957,191

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,881,643

				22,613,903

Maryland–0.94%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	5,000	4,918,240

Baltimore (County of), MD (Riderwood Village, Inc.); Series 2020, Ref. RB	4.00%	01/01/2045	5,250	4,556,260

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,440,366

Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,037

Series 2016, Ref. RB	5.00%	06/01/2036	400	411,167

Maryland Economic Development Corp. (University of Maryland College Park); Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2035	4,530	4,718,264

Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,531	1,537,618

Rib Floater Trust; Series 2022, VRD RB (LOC - Barclays Bank PLC)(f)(j)(k)	3.91%	11/15/2049	5,000	5,000,000

				22,586,952

Massachusetts–1.62%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	21,094,424

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2016 I, Ref. RB	5.00%	07/01/2036	$2,000	$2,052,556

Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,507,102

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College);
Series 2021 B, Ref. RB	4.00%	06/01/2041	2,535	2,217,667

Series 2021 B, Ref. RB	4.00%	06/01/2050	1,700	1,381,192

Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	9,763,761

				39,016,702

Michigan–3.21%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,181

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2043	150	150,500

Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	1,350	1,354,081

Michigan (State of);
Series 2020 B, RB	4.00%	11/15/2045	10,000	9,770,107

Series 2021, RB	4.00%	11/15/2046	6,000	5,818,120

Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,085,423

Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	11,239,375

Series 2014, Ref. RB (Acquired 03/01/2019; Cost $ 1,952,843)(a)(b)(f)(l)	6.75%	07/01/2024	1,945	2,002,264

Series 2014, Ref. RB (Acquired 03/01/2019; Cost $ 4,071,352)(f)(l)	6.75%	07/01/2044	4,055	3,883,658

Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	5,261,356

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,011,328

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,478,530

Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,010,588

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	1,000	1,013,234

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2026	895	907,319

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2027	930	943,591

Series 2015 C, RB	5.00%	07/01/2034	2,200	2,247,371

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	6,409,917

Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	505	492,194

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	621,306

Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RB(e)	5.85%	08/31/2027	6,074	5,467,504

Michigan State University Board of Trustees; Series 2019 B, RB	5.00%	02/15/2044	1,180	1,248,505

Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000

Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250

Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,030

Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	606,727

Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,231,218

Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,515,169

Series 2019, GO Bonds	5.00%	05/01/2044	6,385	6,788,906

				77,170,752

Minnesota–0.18%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	840,859

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,348,076

Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	903,268

Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	352	341,114

				4,433,317

Mississippi–0.47%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,212,841

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–(continued)
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	$1,795	$1,130,430

				11,343,271

Missouri–0.67%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	51,324

Series 2007 A, RB(g)	5.75%	05/01/2026	630	546,917

Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	423,562

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	400	393,558

Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	531,730

Series 2015, RB	5.13%	12/15/2050	1,330	1,166,015

Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	352,399

Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	4,510	4,086,370

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	255,921

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(g)	5.75%	03/01/2029	250	145,000

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,065	1,034,820

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	43,588

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	840,494

St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(g)(m)	6.00%	08/04/2025	481	28,860

Series 2007, RB(g)	5.50%	05/29/2028	661	198,305

St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,315,472

St. Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	108,170

St. Louis (County of), MO (Ludwig Lofts); Series 2008, RB(g)(m)	6.69%	04/21/2029	1,080	183,600

St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(m)	6.00%	08/21/2026	545	65,400

St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(m)	6.00%	08/21/2026	846	143,820

Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330

Series 2007 A, RB(g)	5.50%	01/20/2028	712	270,560

Series 2007 B, RB(g)(m)	5.50%	01/20/2028	466	23,300

Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	1,301,600

Stone Canyon Community Improvement District; Series 2007, RB(e)(g)	5.75%	04/01/2027	320	83,200

				16,101,315

Montana–0.09%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	11,710	2,107,800

Nebraska–0.51%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,551,325

Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGM)(d)	4.00%	02/01/2051	6,000	5,792,197

				12,343,522

Nevada–0.37%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	190	190,226

Series 2007 A, RB	5.05%	02/01/2031	245	245,175

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,628,314

Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,705,962

				8,769,677

New Hampshire–0.54%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(d)(h)	0.00%	01/01/2029	305	229,162

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	7,323	7,042,003

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,044	4,697,739

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	$410	$368,762

Series 2019 A, RB(f)	5.63%	07/01/2046	230	206,350

Series 2019 A, RB(f)	5.75%	07/01/2054	570	507,677

				13,051,693

New Jersey–8.02%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	266,497

Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	525,320

Series 2017 B, GO Bonds (INS - AGM)(d)	4.00%	03/01/2042	3,510	3,490,723

Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2030	2,000	2,045,700

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2032	2,000	2,040,200

Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,833,995

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,809,303

New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,209,475

Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,040,342

Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,705,157

Series 2018 A, RB	5.00%	06/15/2042	3,500	3,607,286

Series 2018 A, RB	5.00%	06/15/2047	735	754,513

Series 2018 C, RB	5.00%	06/15/2031	4,855	5,168,865

Series 2019, RB	4.00%	06/15/2044	3,000	2,827,085

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	229,124

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	863	920,481

New Jersey (State of) Economic Development Authority (Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing); Series 2017, Ref. RB (INS - AGM)(d)	5.00%	06/01/2037	1,000	1,032,735

New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,151,533

New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(d)	5.75%	06/15/2024	11,570	11,793,060

Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	2,969,127

Series 2009 D, RB	5.00%	06/15/2032	5,015	5,136,806

Series 2016, RN	5.00%	06/15/2030	6,000	6,267,263

Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,964,449

Series 2018 A, Ref. RN	5.00%	06/15/2030	945	987,094

Series 2018 A, Ref. RN	5.00%	06/15/2031	880	917,750

Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,606,426

Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,472,748

Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,282,791

New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,185,868

Series 2019 A, RB	5.00%	01/01/2048	3,000	3,163,851

Series 2021 A, RB	4.00%	01/01/2042	2,000	1,983,630

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,561,975

Rib Floater Trust; Series 2023, VRD GO Notes(f)(j)	2.65%	04/04/2024	5,000	5,000,000

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	3,756,625

Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,367,922

Series 2018 A, Ref. RB	5.00%	06/01/2031	11,600	12,424,347

Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,886,753

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,341,287

Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,135,041

Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,149,993

Series 2018 B, Ref. RB	5.00%	06/01/2046	12,770	12,831,594

				192,844,734

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	$230	$209,972

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,774,791

				1,984,763

New York–11.00%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,927,083

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,853,640

Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,060,301

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	14,496,230

Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,548,462

Series 2019 A, RB	5.00%	11/15/2045	10,065	10,312,062

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	13,151,226

New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,293,805

New York (City of), NY; Series 2022 A, GO Bonds	5.25%	09/01/2043	10,000	11,228,689

New York (City of), NY Municipal Water Finance Authority; Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,853,616

New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	14,861,118

Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,938,268

Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,874,590

Series 2022, RB	4.00%	02/01/2043	5,000	4,945,865

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,402,431

Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,747,878

Series 2016 A, RB	5.00%	03/15/2035	5,000	5,263,927

Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,960,023

Series 2021 A, Ref. RB	5.00%	03/15/2049	5,000	5,341,859

New York (State of) Dormitory Authority (Columbia University); Series 2017 A, RB	5.00%	10/01/2047	10,990	12,957,983

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,929,847

Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,798,923

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,741,311

Series 2019 B, RB	4.00%	01/01/2053	5,000	4,691,794

New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,533,131

New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,847,506

New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,299

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	295,038

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	5,000	5,604,188

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	14,130	13,810,639

Series 2020 A, RB	4.00%	03/15/2049	10,000	9,671,548

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,502,860

Series 2020, Ref. RB	5.00%	12/01/2036	2,205	2,375,766

Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,260	3,486,493

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2052	5,000	5,535,122

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,117,957

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,523,807

				264,551,285

North Carolina–1.35%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,655,881

Series 2022, RB	4.00%	07/01/2047	8,370	8,132,084

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(d)	5.00%	01/01/2038	5,000	5,225,009

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(j)(k)	3.52%	05/01/2036	$9,500	$9,500,000

				32,512,974

Ohio–3.05%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,415	25,400,133

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	5,523,969

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,289

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,513,984

Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,065,024

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2017 B, Ref. VRD RB(j)	3.45%	11/01/2052	9,630	9,630,000

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,618

Series 2004, RB	6.40%	02/15/2034	5,860	5,700,367

Greene (County of), OH (Marauder Development LLC at Central State University); Series 2002 A, RB (INS - BAM)(d)	5.50%	09/01/2027	820	819,997

Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,714,950

Ohio (State of); Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,040,757

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2019, VRD RB(j)	3.82%	01/01/2052	7,165	7,165,000

Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,148,261

Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	989,601

				73,442,950

Oklahoma–0.14%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,254,696

Oregon–0.08%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,174,569

Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	810,855

				1,985,424

Pennsylvania–6.51%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,956,502

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,140,226

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,984,518

Series 2019, RB	4.00%	12/01/2049	1,350	1,290,339

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,344,060

Series 2018, RB	5.00%	06/01/2032	3,000	3,212,772

Series 2018, RB	5.00%	06/01/2033	2,000	2,139,779

Series 2018, RB	5.00%	06/01/2034	1,760	1,881,751

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,441,375

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,323,567

Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,478,722

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,655,550

Pennsylvania (Commonwealth of);
First Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,003,381

First Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	10,948,329

First Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	12,862,059

First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,274,755

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	5,241,928

Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,233,543

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	$1,000	$1,080,002

Series 2009 E, RB	6.38%	12/01/2038	1,500	1,657,695

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,493,341

Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,220,227

Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	5,339,539

Series 2019 A, RB	5.00%	12/01/2044	7,750	8,047,956

Series 2020 B, RB	5.00%	12/01/2045	5,000	5,288,464

Series 2021 A, RB	4.00%	12/01/2050	2,000	1,860,230

Series 2021 B, RB	4.00%	12/01/2051	8,500	7,839,866

Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,371,104

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,054,729

Series 2017 A, RB	5.00%	10/01/2047	10,000	10,349,886

Series 2019 B, RB	5.00%	11/01/2049	1,000	1,044,557

Series 2021 C, RB	5.00%	10/01/2046	5,000	5,287,661

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,298,379

Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,036,428

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,090,722

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	280	297,805

Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	269,865

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,085,203

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,416,925

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	965,581

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	769,412

				156,578,733

Puerto Rico–4.42%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	5,615	147,394

PRHTA Custodial Trust; Series 2022 I, RB	5.00%	12/06/2049	14	3,859

PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	731	440,840

Series 2005 A, RB	0.00%	03/15/2049	645	389,193

Series 2022, RB	0.00%	03/15/2049	6,997	2,863,023

Series 2022, RB	0.00%	03/15/2049	6,362	2,792,153

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,221	1,163,677

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	2,759,938

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,038	2,040,650

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,154,132

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,215,875

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,204,798

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,153,674

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,358,710

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	2,939,516

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,451,060

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,411,273

Subseries 2022, RN	0.00%	11/01/2043	18,308	8,948,088

Subseries 2022, RN	0.00%	11/01/2051	45	18,210

Subseries 2022, RN	0.00%	11/01/2051	2,090	1,010,889

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(e)	5.50%	12/01/2049	$295	$207,237

Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2023	30	29,995

Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2024	260	260,068

Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	4,000	4,001,762

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,690	1,672,454

Series 2008 WW, RB(e)	5.38%	07/01/2023	2,750	1,966,250

Series 2008 WW, RB(e)	5.25%	07/01/2025	1,985	1,419,275

Series 2010 AAA, RB(e)	5.25%	07/01/2028	2,830	2,030,525

Series 2010 CCC, RB(e)	5.00%	07/01/2028	2,500	1,793,750

Series 2010 XX, RB(e)	5.25%	07/01/2040	1,670	1,198,225

Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2025	405	289,575

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	329	316,109

Series 2022 B, RB(h)	0.00%	07/01/2032	214	136,141

Series 2022 C, RB(c)	5.00%	07/01/2053	366	222,996

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	9,316,017

Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	6,289,603

Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,136,289

Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,214,969

Series 2019 A-2, RB	4.54%	07/01/2053	387	346,391

Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,764,003

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,283,685

Series 2006 P, Ref. RB	5.00%	06/01/2030	900	872,616

Series 2006 Q, RB	5.00%	06/01/2036	150	143,907

				106,378,794

Rhode Island–0.23%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(l)	7.25%	07/15/2035	4,915	884,700

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,041

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,725,321

				5,630,062

South Carolina–0.30%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,287,756

University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,831,089

				7,118,845

South Dakota–0.06%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,500,000

Tennessee–1.05%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	216,574

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	421,488

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	350,054

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	463,918

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,111,100

Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,141,886

Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,118,535

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	202,415

Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	4.00%	07/01/2049	2,500	2,371,860

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	7,100,498

Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	5,640,466

				25,138,794

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–9.44%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	$5	$5,005

Aldine Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,700	11,146,734

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	834,513

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,372,026

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,810,379

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	5,000	4,796,067

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,713,372

Series 2022 B, Ref. RB	4.00%	11/01/2045	14,120	13,635,609

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,100,087

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,858,448

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	5,665	5,548,291

Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	13,991,797

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(j)(k)	3.59%	02/15/2042	3,970	3,970,000

Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,143,660

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,527,657

Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,793,906

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,244,438

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	7,073,015

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,713,584

Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	1,992,206

Series 2018, RB	5.00%	09/15/2048	2,500	2,436,503

Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,591,914

New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(f)	5.00%	08/15/2039	425	406,320

Series 2019, RB(f)	5.00%	08/15/2049	150	134,852

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	140	95,900

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/02/2046	700	479,500

Series 2016, RB	5.00%	07/03/2051	600	411,000

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	371,874

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	251,816

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	854,359

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,047,532

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(d)	5.00%	01/01/2043	10,000	10,387,601

Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,286,280

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,912,096

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.50%	02/01/2050	5,000	5,664,499

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,095,982

Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB (LOC - Morgan Stanley Mun Fdg)(f)(j)(k)	3.86%	06/15/2056	5,000	5,000,000

Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	10,000	9,826,559

Series 2022, RB	5.00%	10/15/2047	16,350	17,940,098

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	7,500	7,782,558

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,696,752

				226,944,789

Utah–0.07%
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	739,581

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	$1,110	$992,396

				1,731,977

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,480	1,480,874

Virginia–0.30%
Celebrate North Community Development Authority; Series 2003 B, RB(e)(g)	6.75%	03/01/2034	302	196,300

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,419,821

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	688,124

				7,304,245

Washington–0.35%
Cowlitz County School District No. 458 Kelso; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,689,131

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	44,903

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,366	1,309,675

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,013,680

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,341,374

				8,398,763

Wisconsin–1.54%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(d)(h)	0.00%	12/15/2055	23,575	4,596,022

Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,245,444

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,618,159

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	940,459

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,291,552

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,418,175

Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	345	345,190

Series 2012 A, RB	6.00%	07/15/2042	350	350,164

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	289,854

Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	435	367,942

Series 2019 A, RB(f)	5.50%	06/01/2054	540	446,175

				36,909,136

TOTAL INVESTMENTS IN SECURITIES(n)–101.39% (Cost $2,501,083,759)				2,437,728,507

FLOATING RATE NOTE OBLIGATIONS–(2.86)%
Notes with interest and fee rates ranging from 3.45% to 4.01% at 05/31/2023 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2050(o)				(68,795,000)

OTHER ASSETS LESS LIABILITIES–1.47%				35,394,388

NET ASSETS–100.00%				$2,404,327,895

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $31,270,726, which represented 1.30% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $54,683,942, which represented 2.27% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Restricted security. The aggregate value of these securities at May 31, 2023 was $7,241,409, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $122,683,282 are held by TOB Trusts and serve as collateral for the $68,795,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,419,931,852	$17,796,655	$2,437,728,507

Other Investments - Assets

Investments Matured	–	4,101,400	2,594,629	6,696,029

Total Investments	$–	$2,424,033,252	$20,391,284	$2,444,424,536

                             Invesco AMT-Free Municipal Income Fund